Note 2 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Pursuant to ASC No. 820, “Fair Value Measurements and Disclosures,” the Company is required to estimate the fair value of all financial instruments included on its balance sheet as of September 30, 2013. The Company’s financial instruments consist of cash, accounts receivables, payables, and other obligations.  The Company considers the carrying value of such amounts in the financial statements to approximate their fair value due to the short-term nature of the respective instrument.